Amounts Receivable and Other Assets	12 Months Ended
Jul. 31, 2020
Amounts Receivable And Other Assets
Amounts Receivable and Other Assets
	July 31, 2020	July 31, 2019
Sales tax receivable	$4,820	$1,098
Prepaid insurance	7,209	7,090
Total	$12,029	$8,188